S000006019 [Member] Expense Example - Aggressive Growth Portfolio	Jan. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,346
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	2,051
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	$ 2,450